Loss Per Share (Narrative) (Details) - shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net loss per share	3,300,000	2,500,000